Organization and Summary of Significant Accounting Policies - Concentration Risk (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenue Benchmark | Supplier Concentration Risk | Supplier One
Concentration Risk [Line Items]
Concentration risk percentage		35.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier One
Concentration Risk [Line Items]
Concentration risk percentage	26.70%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier Two
Concentration Risk [Line Items]
Concentration risk percentage	12.90%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier Three
Concentration Risk [Line Items]
Concentration risk percentage	11.20%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Supplier Four
Concentration Risk [Line Items]
Concentration risk percentage	10.10%
Four Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	50.80%	53.00%	53.00%
Customer One | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	16.20%	16.10%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	15.40%	15.20%	15.20%
Customer Two | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	15.50%	11.20%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	13.40%	13.30%	13.30%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	12.80%	12.80%
Customer Four | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	11.80%	11.80%